Income Taxes (Details) - Schedule of federal statutory tax rate - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Federal Statutory Tax Rate [Abstract]
Net loss for the period	$ (26,387,336)	$ (11,690,098)	$ (586,895)
Statutory income tax rate	25.00%	25.00%	31.20%
Expected in tax recovery at statutory income tax rates	$ (6,597,000)	$ (2,923,000)	$ (177,814)
Permanent differences	2,342,000	1,601,000	14,390
Difference in tax rates, foreign exchange, and other	3,723,000	484,000	(112,435)
Change in deferred tax assets not recognized	532,000	838,000	275,859
Income tax recovery